Note 13 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
13.	Stock Incentive Plan:

On
April
15,
2015,
the Company’s Board of Directors adopted the
2015
Stock Incentive Plan, or the
2015
Plan, under which the Company’s directors, officers, key employees, consultants and service providers to the Company may
be granted non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalents, unrestricted stock and other-equity based-related awards. A total of
190,000
common shares were reserved for issuance under the
2015
Plan, which is administered by the Compensation Committee of the Board of Directors.

On
April
15,
2015,
the Company granted and issued
183,000
restricted shares to a nominee of Central Mare (Tankers Family Inc), a related party owned by the Lax Trust, under the
2015
Plan. The shares will vest equally over a period of
eight
years from the date of grant. The fair value of each share on the grant date was
$10.90.

On
February
25,
2016,
the Company granted and issued
68,674
restricted common shares to Sovereign Holdings Inc, a company owned by the Lax Trust. The fair value of the Company’s share price at the time of the grant was
$2.80.
The Company recognized an expense of
$192
pursuant to this grant. This expense has been included in General and administrative expenses in the consolidated statements of comprehensive income for the year ended
December
31,
2016.

A summary of the status of the Company's non-vested shares relating to the
2015
Plan as of
December
31,
2016
and movement during the years ended
December
31,
2015
and
2016,
is presented below:

	Non-vested Shares	Fair value
As of December 31, 2014	-	-
Granted shares on April 15, 2015	183,000	$10.90
Vested shares on June 30, 2015	(22,875)	$10.30
As of December 31, 2015	160,125	$3.20
Vested shares on June 30, 2016	(22,875)	$1.69
As of December 31, 2016	137,250	$2.25

For the years ended
December
31,
2014,
2015,
and
2016
the equity compensation expense that has been charged in the consolidated statements of comprehensive income was
$0,
$131
and
$47
for the Non-Employee awards, respectively. This expense has been included in Management fees-related parties in the consolidated statements of comprehensive income for each respective year. As of
December
31,
2016
the total compensation cost related to nonvested awards is
$234
(assuming that all future share vestings under the
2015
plan would be effected at the Company’s closing stock price on
December
31,
2016,
i.e. at
$2.25
per share, here used as an estimate of the Company’s future stock price on the respective future vesting dates) and is expected to be recognized over a weighted average period of
5.5
years. The Company uses the straight-line method to recognize the cost of the awards.